[Missing Graphic Reference]
USAA BALANCED STRATEGY FUND
SUPPLEMENT DATED AUGUST 2, 2010
TO THE FUND’S PROSPECTUS
DATED OCTOBER 1, 2009

This supplement describes important changes affecting the USAA Balanced Strategy Fund (the Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund’s Board of Trustees (the Board) as being in the best interests of the Fund’s shareholders. If you have any questions regarding these changes, you should contact us at (800) 531-USAA (8722).

New Investment Subadvisory Arrangement

As you may recall, in 2002, the Securities and Exchange Commission granted an order permitting IMCO to change subadvisers for the Fund without first calling a special shareholders meeting and obtaining shareholder approval (Order). Earlier this year, Deutsche Investment Management Americas Inc. (DIMA), the Fund’s subadviser announced its intention to transition members of its Quantitative Strategies Group (the “QS Group”), including members of the Fund’s portfolio management team, into a separate investment advisory firm named QS Investors, LLC (“QS Investors”). In order for the Fund to continue to access the investment expertise offered by the members of the QS Group following the separation, IMCO recommended that the Fund’s Board approve a new subadvisory agreement (Subadvisory Agreement) between IMCO and QS Investors. On June 25, 2010, following a review of QS Investors’ capabilities, the terms of the separation, and Subadvisory Agreement, the Fund’s Board approved the Subadvisory Agreement.

AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED OCTOBER 1, 2009, IS REVISED AS FOLLOWS.

Delete the fourth paragraph of the second column on page 4 of the Prospectus.

Delete the reference to Deutsche Investment Management Americas Inc. (DIMA) under the section entitled SUBADVISERS on page 5 of the Prospectus and replace with the following:

QS Investors, LLC (QS Investors)

Delete all the references to DIMA throughout the Prospectus and replace with QS Investors.

Delete the reference to James B. Francis under the section entitled PORTFOLIO MANAGERS on page 5 of the Prospectus and replace with the following:

Russell Shtern, CFA, head of equity portfolio management and trading, began managing the Fund in August 2010. He joined Deutsche Asset Management in 1999.

Delete the fifth paragraph in the second column on page 11 of the Prospectus and replace with the following information.

QS Investors, located at 880 Third Avenue, New York, NY 10022, serves as a subadviser to the Fund. QS Investors is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management, and quantitative analysis.

Delete the reference to James B. Francis under the “Portfolio Managers” section on page 12 of the Prospectus and insert the following information.

Russell Shtern, CFA, head of equity portfolio management and trading, began managing the Fund in August 2010. He joined Deutsche Asset Management in 1999.  Education:  BBA, Pace University.

******
94366-0810

[Missing Graphic Reference]
USAA GLOBAL OPPORTUNITIES FUND
SUPPLEMENT DATED AUGUST 2, 2010
TO THE FUND’S PROSPECTUS
DATED MAY 1, 2010

This supplement describes important changes affecting the USAA Global Opportunities Fund (the Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund’s Board of Trustees (the Board) as being in the best interests of the Fund’s shareholders. If you have any questions regarding these changes, you should contact us at (800) 531-USAA (8722).

New Investment Subadvisory Arrangement

As you may recall, in 2002, the Securities and Exchange Commission granted an order permitting IMCO to change subadvisers for the Fund without first calling a special shareholders meeting and obtaining shareholder approval (Order). Earlier this year, Deutsche Investment Management Americas Inc. (DIMA), the Fund’s subadviser announced its intention to transition members of its Quantitative Strategies Group (the “QS Group”), including members of the Fund’s portfolio management team, into a separate investment advisory firm named QS Investors, LLC (“QS Investors”). In order for the Fund to continue to access the investment expertise offered by the members of the QS Group following the separation, IMCO recommended that the Fund’s Board approve a new subadvisory agreement (Subadvisory Agreement) between IMCO and QS Investors. On June 25, 2010, following a review of QS Investors’ capabilities, the terms of the separation, and Subadvisory Agreement, the Fund’s Board approved the Subadvisory Agreement.

AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED MAY 1, 2010, IS REVISED AS FOLLOWS.

Delete the reference to Deutsche Investment Management Americas Inc. (DIMA) under the section entitled SUBADVISERS on page 9 of the Prospectus and replace with the following:

QS Investors, LLC (QS Investors)

Delete all the references to DIMA throughout the Prospectus and replace with QS Investors.

Delete the reference to James B. Francis under the section entitled PORTFOLIO MANAGERS on page 10 of the Prospectus and replace with the following:

Russell Shtern, CFA, head of equity portfolio management and trading, began managing the Fund in August 2010. He joined Deutsche Asset Management in 1999.

Delete the fourth paragraph on page 33 of the Prospectus and replace with the following information.

QS Investors, located at 880 Third Avenue, New York, NY 10022, serves as a subadviser to the Fund. QS Investors is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management, and quantitative analysis.

Delete the reference to James B. Francis under the “Portfolio Managers” section on page 36 of the Prospectus and insert the following information.

Russell Shtern, CFA, head of equity portfolio management and trading, began managing the Fund in August 2010. He joined Deutsche Asset Management in 1999.  Education:  BBA, Pace University.

******
94368-0810

[Missing Graphic Reference]
USAA TOTAL RETURN STRATEGY FUND
SUPPLEMENT DATED AUGUST 2, 2010
TO THE FUND’S PROSPECTUS
DATED MAY 1, 2010

This supplement describes important changes affecting the USAA Total Return Strategy Fund (the Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund’s Board of Trustees (the Board) as being in the best interests of the Fund’s shareholders. If you have any questions regarding these changes, you should contact us at (800) 531-USAA (8722).

New Investment Subadvisory Arrangement

As you may recall, in 2002, the Securities and Exchange Commission granted an order permitting IMCO to change subadvisers for the Fund without first calling a special shareholders meeting and obtaining shareholder approval (Order). Earlier this year, Deutsche Investment Management Americas Inc. (DIMA), the Fund’s subadviser announced its intention to transition members of its Quantitative Strategies Group (the “QS Group”), including members of the Fund’s portfolio management team, into a separate investment advisory firm named QS Investors, LLC (“QS Investors”). In order for the Fund to continue to access the investment expertise offered by the members of the QS Group following the separation, IMCO recommended that the Fund’s Board approve a new subadvisory agreement (Subadvisory Agreement) between IMCO and QS Investors. On June 25, 2010, following a review of QS Investors’ capabilities, the terms of the separation, and Subadvisory Agreement, the Fund’s Board approved the Subadvisory Agreement.

AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED MAY 1, 2010, IS REVISED AS FOLLOWS.

Delete the reference to Deutsche Investment Management Americas Inc. (DIMA) under the section entitled SUBADVISERS on page 10 of the Prospectus and replace with the following:

QS Investors, LLC (QS Investors)

Delete all the references to DIMA throughout the Prospectus and replace with QS Investors.

Delete the reference to James B. Francis under the section entitled PORTFOLIO MANAGERS on page 10 of the Prospectus and replace with the following:

Russell Shtern, CFA, head of equity portfolio management and trading, began managing the Fund in August 2010. He joined Deutsche Asset Management in 1999.

Delete the second paragraph on page 26 of the Prospectus and replace with the following information.

QS Investors, located at 880 Third Avenue, New York, NY 10022, serves as a subadviser to the Fund. QS Investors is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management, and quantitative analysis.

Delete the reference to James B. Francis under the “Portfolio Managers” section on pages 28 and 29 of the Prospectus and insert the following information.

Russell Shtern, CFA, head of equity portfolio management and trading, began managing the Fund in August 2010. He joined Deutsche Asset Management in 1999.  Education:  BBA, Pace University.

******
954367-0810

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST

Growth and Tax Strategy Fund (USBLX)
Balanced Strategy Fund (USBSX)
Precious Metals and Minerals Fund (USAGX)	Precious Metals and Minerals Fund Institutional Class
Cornerstone Strategy Fund (USCRX)
Emerging Markets Fund (USEMX)                                                                                                                                                         Emerging Markets Fund Institutional Class
International Fund (USIFX)                                                                                                                                                                         International Fund Institutional Class
World Growth Fund (USAWX)
GNMA Trust (USGNX)
Treasury Money Market Trust (UATXX)

SUPPLEMENT DATED AUGUST 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2009
AS SUPPLEMENTED NOVEMBER 9, 2009

Insert the following information after the fifth paragraph on page 3.

The Treasury Money Market Trust utilizes short-term credit ratings from the following designated nationally recognized statistical rating organizations (NRSROs) to determine whether a security is eligible for purchase by the Fund under applicable securities laws. The Board of Trustees of the Trust has designated the following four NRSROs as the Designated NRSROs of the Treasury Money Market Trust: (1) Moody’s Investors Service (Moody’s), (2) Standard & Poor’s Ratings Group (S&P), (3) Fitch Ratings (Fitch), and (4) Dominion Bond Rating Service Limited (Dominion).

Delete the first paragraph under the heading “Subadvisory Agreements” on page 40 and insert the following:

The Manager has entered into Subadvisory Agreements dated August 1, 2010, with QS Investors, LLC (QS Investors); dated October 1, 2007, with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group; dated July 9, 2007, with Quantitative Management Associates LLC (QMA); dated October 2, 2006, with Credit Suisse Asset Management LLC (Credit Suisse); and dated August 1, 2006, with the other Subadvisers identified below, under which each Subadviser provides day-to-day discretionary management of some or all of the applicable Fund’s assets in accordance with that Fund’s investment objective(s), policies, and restrictions, subject to the general supervision of the Manager and the Board of Trustees of the Trust.

The first paragraph referencing the Balanced Strategy Fund found on page 41 has been deleted and replaced with the following:

For the Balanced Strategy Fund, the Manager has entered into Subadvisory Agreements with QS Investors and CSSU. The Manager (not the Fund) pays QS Investors a fee in the annual amount of 0.15% of the portion of the Fund’s average daily net assets that QS Investors manages. QS Investors, located at 880 Third Avenue, New York, NY 10022, is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management, and quantitative analysis.

Delete the reference to James B. Francis and insert the following information to the table on page 47 under the DIMA section.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
QS Investors Balanced Strategy Fund
Russell Shtern 21 ($6.5 bil)		18 ($238 mil)	3 ($229 mil)	0 $0	0 $0	0 $0

The following information replaces in its entirety the DIMA section on pages 51 and 52.

QS Investors

Conflicts of Interest: QS Investors maintains policies and procedures reasonably designed to minimize material conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. These conflicts may be real, potential, or perceived, and are described in detail below.

QS Investors and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed by QS Investors to be the most equitable to each client, generally utilizing a pro rata allocation methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

QS Investors may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long only strategies, QS Investors has established and implemented robust procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

Portfolio managers may be responsible for managing multiple portfolios. Portfolio managers and are aligned by investment strategy and employ similar investment models across multiple portfolios to support equitable division of time and attention required to manage all portfolios under their management.

In certain cases, portfolios may include incentive-based fees, such as performance fees. These portfolios may be managed alongside other portfolios and are managed in the same manner as all other portfolios with like strategies; investment decisions and allocations are not based on the existence of performance or other incentive-based fees. To manage conflicts that may arise from management of portfolios with incentive-based fees, performance in portfolios with like strategies is regularly reviewed by management.

Investment professionals employed by QS Investors may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. QS Investors has implemented a Code of Ethics which imposes restrictions on the ability of these professionals to place their own interests ahead of those of clients. Restrictions include reporting requirements, blackout periods, supervisory oversight and other measures designed to minimize conflict.

Compensation: Portfolio managers will be eligible for total compensation comprised of base salary and variable compensation.

Base Salary – Base salary will be linked to job functions, responsibilities, and financial services industry peer comparison through the use of extensive market data surveys.

Variable Compensation – Variable compensation for portfolio managers will be linked to the metrics they have responsibility for; checking and implementing research models, minimizing transaction costs and market impact, monitoring client portfolios for appropriate market risk and ensuring that no trading errors occur. The qualitative analysis of a portfolio manager’s individual performance will be based on, among other things, the results of an annual management and internal peer review process, and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the firm will also be factors.

Portfolio Ownership: As of August 1, 2010, no portfolio managers of QS Investors beneficially owned any securities of the USAA Balanced Strategy Fund.

94369-0810

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST
Global Opportunities Fund

SUPPLEMENT DATED AUGUST 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010

Delete the first paragraph under the heading “Subadvisory Agreements” on page 29 and insert the following:

The Manager has entered into Subadvisory Agreements dated August 1, 2010, with QS Investors, LLC (QS Investors); dated July 31, 2008, with Quantitative Management Associates LLC (QMA), Credit Suisse Asset Management LLC (Credit Suisse), Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (CSSU), and The Boston Company Asset Management, LLC (The Boston Company), under which each Subadviser provides day-to-day discretionary management of a portion of the Fund’s assets in accordance with the Fund’s investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Trustees of the Trust.

Delete the first sentence of the third paragraph under the heading “Subadvisory Agreements” on page 29.

Delete the last paragraph on page 29 and replace with the following:

The Manager (not the Fund) pays QS Investors a fee in the annual amount of 0.15% of the portion of the Fund’s average daily net assets that QS Investors manages. QS Investors, located at 880 Third Avenue, New York, NY 10022, is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management, and quantitative analysis.

Delete the entire section referencing DIMA on pages 35-37 and insert the following:

QS Investors

Other Accounts Managed: The following table sets forth other accounts for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of August 1, 2010.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Russell Shtern	20 $7,852,423,594	17 $208,128,730	3 $212,373,899	0 $0	0 $0	0 $0

Robert Wang	39 $15,212,024,559	33 $1,606,231,663	34 $6,432,005,203	$0 0	$0 0	3 $37,280,448

Conflicts of Interest: QS Investors maintains policies and procedures reasonably designed to minimize material conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. These conflicts may be real, potential, or perceived, and are described in detail below.

QS Investors and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed by QS Investors to be the most equitable to each client, generally utilizing a pro rata allocation methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

QS Investors may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long only strategies, QS Investors has established and implemented robust procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

Portfolio managers may be responsible for managing multiple portfolios. Portfolio managers and are aligned by investment strategy and employ similar investment models across multiple portfolios to support equitable division of time and attention required to manage all portfolios under their management.

In certain cases, portfolios may include incentive-based fees, such as performance fees. These portfolios may be managed alongside other portfolios and are managed in the same manner as all other portfolios with like strategies; investment decisions and allocations are not based on the existence of performance or other incentive-based fees. To manage conflicts that may arise from management of portfolios with incentive-based fees, performance in portfolios with like strategies is regularly reviewed by management.

Investment professionals employed by QS Investors may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. QS Investors has implemented a Code of Ethics which imposes restrictions on the ability of these professionals to place their own interests ahead of those of clients. Restrictions include reporting requirements, blackout periods, supervisory oversight and other measures designed to minimize conflict.

Compensation: Portfolio managers will be eligible for total compensation comprised of base salary and variable compensation.

Base Salary – Base salary will be linked to job functions, responsibilities, and financial services industry peer comparison through the use of extensive market data surveys.

Variable Compensation – Variable compensation for portfolio managers will be linked to the metrics they have responsibility for; checking and implementing research models, minimizing transaction costs and market impact, monitoring client portfolios for appropriate market risk and ensuring that no trading errors occur. The qualitative analysis of a portfolio manager’s individual performance will be based on, among other things, the results of an annual management and internal peer review process, and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the firm will also be factors.

Portfolio Ownership: As of August 1, 2010, no portfolio managers of QS Investors beneficially owned any securities of the USAA Global Opportunities Fund.

94371-0810

USAA MUTUAL FUNDS TRUST
[Missing Graphic Reference]
S&P 500 Index Fund, Extended Market Index Fund,
Nasdaq-100 Index Fund, and Total Return Strategy Fund®

SUPPLEMENT DATED AUGUST 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010

Delete the first and second paragraphs under the section entitled “Total Return Strategy Fund” on page 63 and replace with the following:

Total Return Strategy Fund. The Manager has entered into Subadvisory Agreements dated August 1, 2010, with QS Investors, LLC (QS Investors); and dated October 1, 2007, with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group, under which QS Investors and CSSU provide day-to-day discretionary management of a portion of the Fund’s assets in accordance with the Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Manager and the Board of Trustees of the Trust.

QS Investors, located at 880 Third Avenue, New York, NY 10022, is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management, and quantitative analysis. The Manager (not the Fund) pays QS Investors a fee in the annual amount of 0.60% of the portion of the Fund’s average daily net assets that QS Investors manages.

Delete the entire section referencing DIMA on pages 68-70 and insert the following:

QS Investors

Other Accounts Managed: The following table sets forth other accounts for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of August 1, 2010.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Russell Shtern	20 $8,054,083,651	17 $208,128,730	3 $212,373,899	0 $0	0 $0	0 $0
Robert Wang	39 $15,412,684,616	33 $1,606,231,663	34 $6,432,005,203	$0 0	$0 0	3 $37,280,448

Conflicts of Interest: QS Investors maintains policies and procedures reasonably designed to minimize material conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. These conflicts may be real, potential, or perceived, and are described in detail below.

QS Investors and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed by QS Investors to be the most equitable to each client, generally utilizing a pro rata allocation methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

QS Investors may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long only strategies, QS Investors has established and implemented robust procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

Portfolio managers may be responsible for managing multiple portfolios. Portfolio managers and are aligned by investment strategy and employ similar investment models across multiple portfolios to support equitable division of time and attention required to manage all portfolios under their management.

In certain cases, portfolios may include incentive-based fees, such as performance fees. These portfolios may be managed alongside other portfolios and are managed in the same manner as all other portfolios with like strategies; investment decisions and allocations are not based on the existence of performance or other incentive-based fees. To manage conflicts that may arise from management of portfolios with incentive-based fees, performance in portfolios with like strategies is regularly reviewed by management.

Investment professionals employed by QS Investors may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. QS Investors has implemented a Code of Ethics which imposes restrictions on the ability of these professionals to place their own interests ahead of those of clients. Restrictions include reporting requirements, blackout periods, supervisory oversight and other measures designed to minimize conflict.

Compensation: Portfolio managers will be eligible for total compensation comprised of base salary and variable compensation.

Base Salary – Base salary will be linked to job functions, responsibilities, and financial services industry peer comparison through the use of extensive market data surveys.

Variable Compensation – Variable compensation for portfolio managers will be linked to the metrics they have responsibility for; checking and implementing research models, minimizing transaction costs and market impact, monitoring client portfolios for appropriate market risk and ensuring that no trading errors occur. The qualitative analysis of a portfolio manager’s individual performance will be based on, among other things, the results of an annual management and internal peer review process, and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the firm will also be factors.

Portfolio Ownership: As of August 1, 2010, no portfolio managers of QS Investors beneficially owned any securities of the USAA Total Return Strategy Fund.

94370-0810